Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property plant and equipments [Abstract]
Schedule of Property, Plant and Equipment

			Furniture,	Production		Buildings			Exploration
	Oil & gas		equipment	facilities and		and	Construction in		and evaluation
Amounts in US$’000	properties		and vehicles	machinery		improvements	progress		assets(a)		Total
Cost at January 1, 2018	776,504		15,398	157,396		10,361	37,990		64,368		1,062,017
Additions	(5,753)	(b)	1,706	—		—	81,961		43,515		121,429
Acquisitions (Note 36.4.1)	52,925		254	1,616		134	—		—		54,929
Currency translation differences	(11,525)		(130)	(884)		(30)	(15)		(882)		(13,466)
Disposals	—		(46)	(417)		—	—		—		(463)
Write-off / Impairment reversal	5,109	(c)	—	(120)	(c)	—	(7)	(c)	(26,389)	(d)	(21,407)
Transfers	63,794		566	14,503		1,089	(59,332)		(20,620)		—
Assets held for sale (Note 36.2.1)	(163,544)		—	—		—	—		—		(163,544)
Cost at December 31, 2018	717,510		17,748	172,094		11,554	60,597		59,992		1,039,495
Additions	14,696	(b)	2,052	381		159	96,012		27,449		140,749
Currency translation differences	(3,022)		(414)	(561)		(8)	(106)		(449)		(4,560)
Disposals	—		(102)	(101)		—	—		(59)		(262)
Write-off / Impairment	(7,559)	(c)	—	—		—	—		(18,290)	(e)	(25,849)
Transfers	83,010		265	24,183		65	(86,916)		(20,607)		—
Reclassification (g)	26,302		—	(23,489)		—	—		—		2,813
Cost at December 31, 2019	830,937		19,549	172,507		11,770	69,587		48,036		1,152,386
Additions	(2,863)	(b)	1,180	—		422	55,267		18,429		72,435
Acquisitions (Note 36.1)	185,533		553	16,181		212	1,199		73,310		276,988
Currency translation differences	(14,399)		(194)	(1,036)		(59)	(47)		(401)		(16,136)
Disposals	—		(555)	—		(227)	(33)		—		(815)
Write-off / Impairment	(77,667)	(c)	—	(11,357)	(c)	—	(44,840)	(c)	(52,652)	(f)	(186,516)
Transfers	48,361		174	21,534		324	(62,285)		(8,108)		—
Assets held for sale (Note 36.3.2)	(1,285)		—	—		—	—		—		(1,285)
Cost at December 31, 2020	968,617		20,707	197,829		12,442	18,848		78,614		1,297,057
Depreciation and write-down at January 1, 2018	(441,534)		(11,916)	(86,232)		(4,932)	—		—		(544,614)
Depreciation	(72,130)		(1,579)	(17,958)		(996)	—		—		(92,663)
Disposals	—		42	149		—	—		—		191
Currency translation differences	6,292		92	337		26	—		—		6,747
Assets held for sale (Note 36.2.1)	148,014		—	—		—	—		—		148,014
Depreciation and write-down at December 31, 2018	(359,358)		(13,361)	(103,704)		(5,902)	—		—		(482,325)
Depreciation	(83,276)		(2,096)	(16,708)		(804)	—		—		(102,884)
Disposals	—		85	34		—	—		—		119
Currency translation differences	2,492		223	480		110	—		—		3,305
Reclassification (g)	(27,664)		—	24,851		—	—		—		(2,813)
Depreciation and write-down at December 31, 2019	(467,806)		(15,149)	(95,047)		(6,596)	—		—		(584,598)
Depreciation	(89,344)		(2,317)	(16,820)		(490)	—		—		(108,971)
Disposals	—		326	—		72	—		—		398
Currency translation differences	8,572		155	1,880		39	—		—		10,646
Assets held for sale (Note 36.3.2)	133		—	—		—	—		—		133
Depreciation and write-down at December 31, 2020	(548,445)		(16,985)	(109,987)		(6,975)	—		—		(682,392)

Carrying amount at December 31, 2018	358,152		4,387	68,390		5,652	60,597		59,992		557,170
Carrying amount at December 31, 2019	363,131		4,400	77,460		5,174	69,587		48,036		567,788
Carrying amount at December 31, 2020	420,172		3,722	87,842		5,467	18,848		78,614		614,665
(a)

Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 75,485,000 (US$ 44,047,000 in 2019 and US$ 48,779,000 in 2018).

Schedule of Exploration Wells Movement and Balances

Amounts in US$ ‘000	Total
Exploration wells at December 31, 2018	11,213
Additions	23,082
Write-offs	(12,941)
Transfers	(17,365)
Exploration wells at December 31, 2019	3,989
Additions	11,016
Acquisitions	3,129
Write-offs	(7,947)
Transfers	(7,058)
Exploration wells at December 31, 2020	3,129